Statements of Consolidated Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss) for the period		$ (36,761)	$ (108,443)	$ (114,034)
Net loss for the period from discontinued operations		0	8,392	(15,345)
Net (loss) income for the period from continuing operations		(36,761)	(116,835)	(98,688)
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Intercompany transactions between continuing and discontinued operations	[1]		0	152
Amortization and depreciation		19,846	18,523	18,435
Net loss (income) on disposals		21	0	1,612
Net financial loss (gain)		(22,793)	19,163	8,935
Income tax		(539)	371	87
Expenses related to share-based payments		3,167	5,233	6,043
Provisions		(1,875)	1,352	270
Other non-cash items		2,010	(1,402)	(460)
Realized foreign exchange gain (loss)		(308)	8	(664)
Operating cash flows before change in working capital		(37,233)	(73,588)	(64,278)
Decrease (increase) in trade receivables and other current assets	[2]	52,596	2,252	(3,187)
Decrease (increase) in subsidies and tax receivables		(6,734)	(6,238)	(5,806)
(Decrease) increase in trade payables and other current liabilities		2,055	(6,305)	3,247
(Decrease) increase in deferred revenues and contract liabilities		5,748	59,149	23
Change in working capital		53,665	48,859	(5,723)
Interest received		6,558	3,627	1,158
Net cash flows provided by (used in) operating activities of continuing operations		22,989	(21,103)	(68,843)
Net cash flows provided by (used in) operating activities of discontinued operations		0	(3,644)	(18,601)
Net cash flows provided by (used in) operating activities		22,989	(24,746)	(87,444)
Cash flows from investment activities
Acquisition of intangible assets		(1,260)	0	(10)
Calyxt's cash and cash equivalents disposed of		0	(1,642)	0
Acquisition of property, plant and equipment		(2,583)	(1,073)	(2,431)
Net change in non-current financial assets		(2)	489	126
Sale of current financial assets		63,806		0
Acquisition of current financial assets		(162,768)	(13,363)	0
Net cash flows provided by (used in) investing activities of continuing operations		(102,808)	(15,589)	(2,315)
Net cash flows provided by (used in) investing activities of discontinued operations		0	79	(446)
Cash flows provided by (used in) investment activities		(102,808)	(15,510)	(2,761)
Cash flows from financing activities
Increase in share capital of Cellectis after deduction of transaction costs	[2]	82,822	67,936	(569)
Increase in borrowings		23,201	29,671	5,750
Decrease in borrowings		(5,001)	(5,107)	(1,343)
Interest paid on financial debt		(847)	(333)	(332)
Payments on lease debts		(11,062)	(11,084)	(11,011)
Net cash flows provided by financing activities of continuing operations		89,113	81,084	(7,505)
Net cash flows provided by (used in) financing activities of discontinued operations		0	1,781	8,650
Net cash flows provided by (used in) financing activities		89,113	82,865	1,145
(Decrease) increase in cash and cash equivalents		9,295	42,608	(89,060)
Cash and cash equivalents at the beginning of the year		136,708	93,216	185,636
Effect of exchange rate changes on cash		(2,752)	884	(3,360)
Cash from discontinued operations		0	0	3,427
Cash from continuing operations		143,251	136,708	89,789
Cash and cash equivalents at the end of the period		$ 143,251	$ 136,708	$ 93,216

[1]	Net cash flows used in operating activities from continuing and discontinued operations being presented separately, the effect of intercompany transactions between the two categories is presented within the cash flows of each, although these transactions are fully eliminated in the Group’s financial statements
[2]	For the year ended December 31, 2024, the $140.0 million cash received from AstraZeneca related to Cellectis' capital increase is recorded as cash-flows from operating activities for $57.0 million related to the SIA derivative and as cash-flows from financing activities for $82.8 million (after deduction of transactions costs amounting to $0.2 million)– see note 2.6.